Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Schedule of Maturities of Debt

As of March 31, 2020, the maturities of the debt of the Company by year is as follows:

	Total	2020	2021
Principal payments on Notes payable to vendors	$774	$774	$-
Interest payments on Notes payable to vendors	348	348	-
Principal payments on 2019 Bridge notes	2,050	2,050	-
Interest payments on 2019 Bridge notes	99	99	-
Principal payments on Convertible notes	4,293	3,018	1,275
Interest payments on Convertible notes	358	270	88
Gross debt before unamortized discount	7,922	6,559	1,363
Unamortized debt discount on convertible debt	(607)	(532)	(75)
Total Debt	$7,315	$6,027	$1,288

As of December 31, 2019, the maturities of the debt of the Company by year is as follows:

	Total	2020	2021
Principal payments on Notes payable to vendors	$774	$774	$-
Interest payments on Notes payable to vendors	320	320	-
Principal payments on 2019 Bridge notes	2,050	2,050	-
Interest payments on 2019 Bridge notes	63	63	-
Principal payments on Convertible notes	3,775	2,500	1,275
Interest payments on Convertible notes	290	224	66
Gross debt before unamortized discount	7,272	5,931	1,341
Unamortized debt discount on convertible debt	(785)	(691)	(94)
Total Debt	$6,487	$5,240	$1,247